CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Services provided to related party	¥ 10,765	$ 1,561	¥ 0	¥ 0
Foreign currency translation difference, tax	0		0	0
Costs of revenues
Services rendered from related party	5,353,661	776,208	5,166,381	4,570,292
Sales and marketing expenses
Services rendered from related party	2,004,654	290,648	2,857,063	4,166,230
Research and development expenses
Services rendered from related party	¥ 356,789	$ 51,730	¥ 604,605	¥ 1,850,321